Exploration And Evaluation Assets	12 Months Ended
Dec. 31, 2018
EXPLORATION AND EVALUATION ASSETS
EXPLORATION AND EVALUATION ASSETS

16. EXPLORATION AND EVALUATION ASSETS

($ millions)	2018	2017

Beginning of year	2 052	2 038

Acquisitions and additions (Note 31)	316	53

Transfers to oil and gas assets	(31)	—

Dry hole expenses	(11)	(41)

Disposals	(16)	—

Amortization	(1)	(1)

Foreign exchange adjustments	10	3

End of year	2 319	2 052